SHARE-BASED PAYMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

NOTE 9: SHARE-BASED PAYMENTS

Common Stock Warrants

A summary of information related to common stock warrants for the nine months ended September 30, 2024 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2023	23,604	$1,270.00
Granted	42,652	146.00
Exercised	(20,555)	156.50
Forfeited	-	-
Outstanding - September 30, 2024	45,701	$580.00

Exercisable at December 31, 2023	23,604	$1,270.00
Exercisable at September 30, 2024	45,701	$580.00

Stock Options

As of September 30, 2024 and December 31, 2023, the Company had 31 stock options outstanding with a weighted average exercise price of $452,500 per share.

Stock-based compensation expense of $1,061 and $101,417 was recognized for the three months ended September 30, 2024 and 2023, respectively and $169,261 and $308,511 was recognized for the nine months ended September 30, 2024 and 2023. During the nine months ended September 30, 2024 and 2023, $23,998 and $43,197 was recorded to sales and marketing expense, and all other stock compensation was included in general and administrative expense in the condensed consolidated statements of operations. Total unrecognized compensation cost related to non-vested stock option awards as of September 30, 2024 amounted to $353 and will be recognized over a weighted average period of 0.03 years.

NOTE 11: SHARE-BASED PAYMENTS

Common Stock Warrants

2023 Transactions

In connection with the January Private Placement, the Company granted 642 pre-funded warrants which were immediately exercised for shares of common stock. The Company also granted an additional 1,022 warrants as part of the offering. Each warrant has an exercise price of $471.50 per share, is immediately exercisable upon issuance and expires five years after issuance. The Company also granted the placement agent 77 warrants to purchase common stock at an exercise price of $6,117.50 per share, which is immediately exercisable upon issuance and expires five years after issuance.

In connection with merchant advances (Note 6), the Company granted 122 warrants to purchase common stock at an exercise price of $6,562.50. The warrants are immediately exercisable upon issuance and expire five years after issuance.

In connection with the August Private Placement, the Company granted 9,638 pre-funded warrants, which had not yet been exercised for shares of common stock as of September 30, 2023. These warrants are expected to be fully sold and exercised into shares in the fourth quarter of 2023. The Company also granted an additional 20,555 warrants as part of the offering. Each warrant has an exercise price of $471.50 per share, is immediately exercisable upon issuance and expires 5.5 years after issuance. The Company also granted the placement agent 771 warrants to purchase common stock at an exercise price of $608 per share, which is immediately exercisable upon issuance and expires 5.5 years after issuance.

In connection with the August Private Placement, the Company entered into a warrant amendment (the “Warrant Amendment”) with certain investors to amend certain existing warrants to purchase up to 3,931 shares of Common Stock that were previously issued in December 2022 and January 2023 to the investors, with an exercise price of $6,562.50 per share and $4,750.00 per share, respectively (the “Amended Warrants”) as follows: (i) to reduce the exercise price of the Amended Warrants to $471.50 per share, and (ii) to extend the original expiration date of the Amended Warrants so that they will terminate five and one half years from the closing of the offering. Immediately following the Warrant Amendment, the Company exercised warrants for 2,476 shares of common stock for proceeds of $1,167,566.

2022 Transactions

In connection with the April note agreement, the Company granted warrants to acquire 252 shares of common stock at an exercise price of $6,100 per share expiring in April 2027.

On May 10, 2022, pursuant to the Underwriting Agreement, the Company issued the Underwriters’ Warrants to purchase up to an aggregate of 299 shares of common stock. The Underwriters’ Warrants may be exercised beginning on November 1, 2022 until May 5, 2027. The initial exercise price of each Underwriters’ Warrant is $1,625 per share, which represents 130% of the public offering price.

In connection with the July 22 and July 28 notes, the Company issued an aggregate of 822 and 553 warrants to purchase common stock at an exercise price of $760 and $565 per share, respectively. The warrants expire in July 2027.

In connection with the November public offering, the Company granted 33,004 pre-funded warrants which were immediately exercised for shares of common stock. The Company also granted an additional 36,364 Class B Warrants and 36,364 Class C Warrants as part of the offering. Each Class B Warrant has an exercise price of $262.50 per share, is immediately exercisable upon issuance and expires five years after issuance. Each Class C Warrant has an exercise price of $262.50 per share, is immediately exercisable upon issuance and expires thirteen months after issuance. The Company also granted the placement agent 2,727 warrants to purchase common stock at an exercise price of $344.00 per share, which are exercisable 180 days after issuance and expire in five years.

In connection with the December Notes, the Company issued to the investors an aggregate of 9,390 warrants to purchase common stock at an exercise price equal to $213 for a fair value of $164,200. The warrants are immediately exercisable.

The Company granted 880 warrants to purchase common stock at an exercise price of $250.00 to the lender in connection with its merchant advances.

A summary of information related to common stock warrants for the years ended December 31, 2023 and 2022 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	3,535	$10,462.50
Granted	32,825	734.53
Exercised	(12,756)	705.50
Forfeited	-	-
Outstanding - December 31, 2023	23,604	$1,270.20

Exercisable at December 31, 2022	3,426	$10,525.00
Exercisable at December 31, 2023	23,604	$1,270.00

Stock Options

2020 Incentive Stock Plan

The Company has adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 26 shares of the Company’s common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. During 2021, 22 options were granted to executives and directors at an exercise price from $19,250 to $20,750 per share. As of December 31, 2022, 5 options were available for future issuance.

2013 Incentive Stock Plan

The Company has adopted the 2013 Stock Plan, as amended and restated (the “Plan”), which provides for the grant of shares of stock options, stock appreciation rights, and stock awards (performance shares) to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the Plan was 239 shares as December 31, 2023 and 2022. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term often years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. Stock options comprise all of the awards granted since the Plan’s inception. Shares available for grant under the Plan amounted to 7 and as of December 31, 2023. Vesting generally occurs over a period of immediately to four years.

A summary of information related to stock options under our 2013 and 2020 Stock Plan for the years ended December 31, 2023 and 2022 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2022	31	$452,500.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding - December 31, 2023	31	$452,500.00

Exercisable at December 31, 2022	28	$506,250.00
Exercisable at December 31, 2023	30	$454,900.00

Weighted average duration (years) to expiration of outstanding options at December 31, 2023	5.47	-

Stock-based compensation expense of $408,810 and $479,038 was recognized during the year ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023 and 2022, $351,214 and $421,442 was recorded to general and administrative expenses, and $57,596 and $57,596 was recorded to sales and marketing expense in the consolidated statements of operations, all respectively. Total unrecognized compensation cost related to non-vested stock option awards as of December 31, 2023 amounted to $169,190 and will be recognized over a weighted average period of 0.46 years.